FORUM FUNDS II
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

January 28, 2019

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Forum Funds II (the “Trust” or “Registrant”) File Nos. 333-188521/811-22842 Post-Effective Amendment (“PEA”) No. 118

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant, is Post-Effective Amendment No. 118 to the Registrant’s currently effective Registration Statement on Form N-1A (the “Amendment”) related to the CVR Dynamic Allocation Fund (the “Fund”). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to incorporate changes to the Fund’s principal investment strategies that may be construed as “material” changes, update the attendant principal investment risk disclosures, and make other non-material changes to the Funds' prospectuses and statements of additional information.

The Registrant has elected that this filing be automatically effective on March 29, 2019, pursuant to Rule 485(a)(1) under the 1933 Act. If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary R. Tackett

Zachary R. Tackett

Attachments